Deposits (Tables)	12 Months Ended
Dec. 31, 2022
Banking and Thrift, Interest [Abstract]
Composition of Deposits

(Dollars in Millions)	2022	2021
Noninterest-bearing deposits	$137,743	$134,901
Interest-bearing deposits
Interest checking	134,491	115,108
Money market savings	148,014	117,619
Savings accounts	71,782	65,790
Time deposits	32,946	22,665

Total interest-bearing deposits	387,233	321,182

Total deposits	$524,976	$456,083

Maturities of Time Deposits Outstanding	The maturities of time deposits outstanding at December 31, 2022 were as follows:

(Dollars in Millions)
2023	$26,622
2024	3,879
2025	1,668
2026	458
2027	317
Thereafter	2

Total	$32,946